UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3010

Fidelity Advisor Series VII
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Utilities Fund

April 30, 2016

AFUG-QTLY-0616
1.800331.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
Diversified Telecommunication Services - 1.6%
Integrated Telecommunication Services - 1.6%
AT&T, Inc.	134,200	$5,209,644
Electric Utilities - 43.0%
Electric Utilities - 43.0%
Edison International	173,202	12,247,113
Exelon Corp.	545,941	19,157,070
FirstEnergy Corp.	415,400	13,537,886
ITC Holdings Corp.	178,500	7,866,495
NextEra Energy, Inc.	353,740	41,592,748
OGE Energy Corp.	114,523	3,388,736
PG&E Corp.	338,638	19,708,732
PNM Resources, Inc.	141,200	4,473,216
PPL Corp.	337,872	12,717,502
Westar Energy, Inc.	82,700	4,268,147
		138,957,645
Independent Power and Renewable Electricity Producers - 11.0%
Independent Power Producers & Energy Traders - 8.1%
Calpine Corp. (a)	813,317	12,834,142
Dynegy, Inc. (a)	294,297	5,188,456
NRG Energy, Inc.	281,635	4,252,689
NRG Yield, Inc. Class C (b)	203,420	3,291,336
Talen Energy Corp. (a)	41,500	483,890
		26,050,513
Renewable Electricity - 2.9%
NextEra Energy Partners LP	207,300	5,988,897
Pattern Energy Group, Inc. (b)	132,700	2,786,700
Terraform Power, Inc. (b)	61,800	660,024
		9,435,621

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		35,486,134

Media - 5.5%
Cable & Satellite - 5.5%
Charter Communications, Inc. Class A (a)	25,800	5,475,792
Comcast Corp. Class A	205,900	12,510,484
		17,986,276
Multi-Utilities - 31.8%
Multi-Utilities - 31.8%
Ameren Corp.	40,930	1,964,640
Avangrid, Inc.	421,900	16,918,190
Black Hills Corp. (b)	95,200	5,768,168
CenterPoint Energy, Inc.	180,565	3,873,119
Dominion Resources, Inc.	344,199	24,599,903
DTE Energy Co.	149,598	13,338,158
NiSource, Inc.	158,083	3,590,065
Sempra Energy	317,009	32,762,880
		102,815,123
Oil, Gas & Consumable Fuels - 1.1%
Oil & Gas Storage & Transport - 1.1%
Cheniere Energy Partners LP Holdings LLC	118,462	2,307,640
Cheniere Energy, Inc. (a)	34,600	1,345,248
		3,652,888
Real Estate Investment Trusts - 1.0%
Specialized REITs - 1.0%
Crown Castle International Corp.	37,100	3,223,248
Semiconductors & Semiconductor Equipment - 0.8%
Semiconductors - 0.8%
First Solar, Inc. (a)	44,900	2,507,216
TOTAL COMMON STOCKS
(Cost $273,715,620)		309,838,174

Money Market Funds - 6.0%
Fidelity Cash Central Fund, 0.38% (c)	14,151,865	14,151,865
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	5,096,525	5,096,525
TOTAL MONEY MARKET FUNDS
(Cost $19,248,390)		19,248,390
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $292,964,010)		329,086,564
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(5,793,856)
NET ASSETS - 100%		$323,292,708

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,075
Fidelity Securities Lending Cash Central Fund	6,894
Total	$15,969

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $294,914,914. Net unrealized appreciation aggregated $34,171,650, of which $39,887,914 related to appreciated investment securities and $5,716,264 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Industrials Fund

April 30, 2016

AFCY-QTLY-0616
1.800323.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Aerospace & Defense - 28.3%
Aerospace & Defense - 28.3%
BWX Technologies, Inc.	214,400	$7,158,816
General Dynamics Corp.	165,762	23,292,876
Hexcel Corp.	93,900	4,250,853
Honeywell International, Inc.	299,033	34,170,501
Northrop Grumman Corp.	92,300	19,037,798
Orbital ATK, Inc.	88,169	7,670,703
Raytheon Co.	155,600	19,660,060
Rockwell Collins, Inc.	86,700	7,646,073
Teledyne Technologies, Inc. (a)	162,965	15,147,597
Textron, Inc.	228,778	8,849,133
United Technologies Corp.	283,051	29,542,033
		176,426,443
Air Freight & Logistics - 1.1%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	99,300	7,047,321
Airlines - 5.2%
Airlines - 5.2%
Southwest Airlines Co.	723,800	32,288,718
Building Products - 3.5%
Building Products - 3.5%
A.O. Smith Corp.	176,242	13,609,407
Fortune Brands Home & Security, Inc.	150,800	8,355,828
		21,965,235
Commercial Services & Supplies - 3.3%
Commercial Printing - 0.7%
Deluxe Corp.	70,100	4,400,878
Office Services & Supplies - 2.6%
Regus PLC	1,344,200	5,742,964
West Corp.	473,232	10,141,362
		15,884,326

TOTAL COMMERCIAL SERVICES & SUPPLIES		20,285,204

Construction & Engineering - 4.4%
Construction & Engineering - 4.4%
AECOM (a)	841,821	27,350,764
Construction Materials - 0.5%
Construction Materials - 0.5%
Eagle Materials, Inc.	42,900	3,179,748
Diversified Consumer Services - 1.0%
Specialized Consumer Services - 1.0%
ServiceMaster Global Holdings, Inc. (a)	160,600	6,154,192
Electrical Equipment - 5.7%
Electrical Components & Equipment - 5.7%
AMETEK, Inc.	318,026	15,293,870
Eaton Corp. PLC	279,800	17,702,946
Regal Beloit Corp.	35,300	2,274,026
		35,270,842
Energy Equipment & Services - 0.1%
Oil & Gas Equipment & Services - 0.1%
Aspen Aerogels, Inc. (a)	140,385	668,233
Industrial Conglomerates - 20.5%
Industrial Conglomerates - 20.5%
Danaher Corp.	444,432	42,998,796
General Electric Co.	2,753,048	84,656,225
		127,655,021
Machinery - 10.4%
Agricultural & Farm Machinery - 0.3%
Deere & Co.	20,000	1,682,200
Construction Machinery & Heavy Trucks - 3.3%
Caterpillar, Inc.	51,300	3,987,036
Trinity Industries, Inc.	155,100	3,026,001
Wabtec Corp.	160,400	13,301,972
		20,315,009
Industrial Machinery - 6.8%
IDEX Corp.	149,629	12,254,615
Ingersoll-Rand PLC	222,500	14,582,650
Pentair PLC	163,300	9,484,464
Rexnord Corp. (a)	132,500	2,888,500
Snap-On, Inc.	21,600	3,440,448
		42,650,677

TOTAL MACHINERY		64,647,886

Professional Services - 2.5%
Research & Consulting Services - 2.5%
CEB, Inc.	104,054	6,419,091
Verisk Analytics, Inc. (a)	119,344	9,258,708
		15,677,799
Road & Rail - 5.4%
Trucking - 5.4%
J.B. Hunt Transport Services, Inc.	318,584	26,404,242
Old Dominion Freight Lines, Inc. (a)	107,200	7,080,560
		33,484,802
Trading Companies & Distributors - 5.5%
Trading Companies & Distributors - 5.5%
AerCap Holdings NV (a)	294,300	11,774,943
HD Supply Holdings, Inc. (a)	467,206	16,015,822
Wolseley PLC	109,276	6,120,775
		33,911,540
TOTAL COMMON STOCKS
(Cost $501,858,054)		606,013,748

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.38% (b)
(Cost $11,608,501)	11,608,501	11,608,501
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $513,466,555)		617,622,249
NET OTHER ASSETS (LIABILITIES) - 0.8%		4,746,891
NET ASSETS - 100%		$622,369,140

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,670
Fidelity Securities Lending Cash Central Fund	2,285
Total	$11,955

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$606,013,748	$599,892,973	$6,120,775	$--
Money Market Funds	11,608,501	11,608,501	--	--
Total Investments in Securities:	$617,622,249	$611,501,474	$6,120,775	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $515,894,569. Net unrealized appreciation aggregated $101,727,680, of which $114,689,262 related to appreciated investment securities and $12,961,582 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Communications Equipment Fund

April 30, 2016

AFDC-QTLY-0616
1.800324.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Communications Equipment - 74.0%
Communications Equipment - 74.0%
ADTRAN, Inc.	5,100	$98,532
Arris International PLC (a)	7,794	177,469
Brocade Communications Systems, Inc.	49,500	475,695
Calix Networks, Inc. (a)	2,300	15,939
Ciena Corp. (a)	600	10,098
Cisco Systems, Inc.	77,724	2,136,633
CommScope Holding Co., Inc. (a)	21,420	651,382
EchoStar Holding Corp. Class A (a)	450	18,414
EXFO, Inc. (a)	4,100	17,548
F5 Networks, Inc. (a)	7,035	736,916
Finisar Corp. (a)	10,300	169,538
Harris Corp.	6,820	545,668
Infinera Corp. (a)	4,217	50,140
InterDigital, Inc.	2,700	153,846
Ixia (a)	8,490	85,919
Juniper Networks, Inc.	22,358	523,177
Lumentum Holdings, Inc. (a)	2,160	54,648
Mitel Networks Corp. (a)	3,710	25,896
Motorola Solutions, Inc.	1,809	136,019
NETGEAR, Inc. (a)	600	25,440
NetScout Systems, Inc. (a)	8,500	189,210
Nokia Corp. sponsored ADR (b)	91,620	537,809
Oclaro, Inc. (a)(b)	7,500	37,875
Palo Alto Networks, Inc. (a)	400	60,348
Plantronics, Inc.	2,710	104,200
Polycom, Inc. (a)	7,619	91,047
Radware Ltd. (a)	16,500	178,200
Ruckus Wireless, Inc. (a)	13,820	189,887
Sandvine Corp. (U.K.)	10,300	22,247
Sierra Wireless, Inc. (a)	1,000	16,130
Sonus Networks, Inc. (a)	6,550	54,103
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	65,230	527,711
Viavi Solutions, Inc. (a)	12,800	83,328
		8,201,012
Diversified Financial Services - 0.3%
Other Diversified Financial Services - 0.3%
Broadcom Ltd.	275	40,081
Diversified Telecommunication Services - 0.2%
Alternative Carriers - 0.2%
Vonage Holdings Corp. (a)	4,390	20,501
Electronic Equipment & Components - 1.8%
Electronic Components - 0.3%
II-VI, Inc. (a)	1,360	28,383
Electronic Equipment & Instruments - 0.8%
Keysight Technologies, Inc. (a)	3,600	93,888
Electronic Manufacturing Services - 0.4%
TE Connectivity Ltd.	700	41,636
Technology Distributors - 0.3%
CDW Corp.	900	34,650

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		198,557

Internet Software & Services - 2.0%
Internet Software & Services - 2.0%
Alphabet, Inc.:
Class A	109	77,159
Class C	88	60,985
Rackspace Hosting, Inc. (a)	800	18,296
Web.com Group, Inc. (a)	3,300	65,967
		222,407
Semiconductors & Semiconductor Equipment - 17.2%
Semiconductors - 17.2%
GSI Technology, Inc. (a)	4,700	18,565
Marvell Technology Group Ltd.	5,000	49,900
Maxim Integrated Products, Inc.	900	32,148
Qorvo, Inc. (a)	1,100	49,533
Qualcomm, Inc.	34,161	1,725,814
Semtech Corp. (a)	1,200	25,968
		1,901,928
Software - 0.3%
Systems Software - 0.3%
Oracle Corp.	770	30,692
Technology Hardware, Storage & Peripherals - 3.4%
Technology Hardware, Storage & Peripherals - 3.4%
BlackBerry Ltd. (a)	20,800	146,878
EMC Corp.	4,300	112,273
HP, Inc.	4,600	56,442
Samsung Electronics Co. Ltd.	53	57,595
		373,188
TOTAL COMMON STOCKS
(Cost $10,335,420)		10,988,366

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (c)	89,112	89,112
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	520,650	520,650
TOTAL MONEY MARKET FUNDS
(Cost $609,762)		609,762
TOTAL INVESTMENT PORTFOLIO - 104.7%
(Cost $10,945,182)		11,598,128
NET OTHER ASSETS (LIABILITIES) - (4.7)%		(515,822)
NET ASSETS - 100%		$11,082,306

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$225
Fidelity Securities Lending Cash Central Fund	2,332
Total	$2,557

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $10,994,076. Net unrealized appreciation aggregated $604,052, of which $1,482,553 related to appreciated investment securities and $878,501 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Biotechnology Fund

April 30, 2016

AFBT-QTLY-0616
1.800321.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Biotechnology - 86.4%
Biotechnology - 86.4%
ACADIA Pharmaceuticals, Inc. (a)(b)	499,986	$16,149,548
Acceleron Pharma, Inc. (a)	594,191	17,796,020
Achillion Pharmaceuticals, Inc. (a)(b)	1,456,572	12,453,691
Acorda Therapeutics, Inc. (a)	316,753	8,188,065
Actelion Ltd.	129,712	20,958,365
Adamas Pharmaceuticals, Inc. (a)(b)	987,648	16,671,498
Adaptimmune Therapeutics PLC sponsored ADR	823,742	7,982,060
ADMA Biologics, Inc. (a)	50,300	346,064
Aduro Biotech, Inc. (b)	231,318	2,995,568
Aduro Biotech, Inc. (c)	345,762	4,477,618
Aegerion Pharmaceuticals, Inc. (a)(b)	978,823	2,789,646
Agenus, Inc. (a)(b)	487,360	1,715,507
Agenus, Inc. warrants 1/9/18 (a)	452,000	791
Agios Pharmaceuticals, Inc. (a)	42,471	2,078,955
Aimmune Therapeutics, Inc. (a)(b)	285,941	3,702,936
Aimmune Therapeutics, Inc. (c)	460,107	5,958,386
Akebia Therapeutics, Inc. (a)	325,477	3,056,229
Alder Biopharmaceuticals, Inc. (a)	724,713	19,241,130
Aldeyra Therapeutics, Inc. (a)	478,895	3,017,039
Alexion Pharmaceuticals, Inc. (a)	1,172,115	163,252,177
Alkermes PLC (a)	393,503	15,641,744
Alnylam Pharmaceuticals, Inc. (a)	228,835	15,341,098
AMAG Pharmaceuticals, Inc. (a)(b)	847,577	22,477,742
Amarin Corp. PLC ADR (a)(b)	381,894	698,866
Amgen, Inc.	30,330	4,801,239
Amicus Therapeutics, Inc. (a)(b)	892,770	6,668,992
Anacor Pharmaceuticals, Inc. (a)	659,551	41,380,230
Applied Genetic Technologies Corp. (a)	248,336	3,901,359
Ardelyx, Inc. (a)(b)	985,301	7,892,261
ARIAD Pharmaceuticals, Inc. (a)	443,595	3,185,012
Array BioPharma, Inc. (a)	378,104	1,206,152
Ascendis Pharma A/S sponsored ADR(a)	35,700	602,259
Asterias Biotherapeutics, Inc. (a)(b)	115,938	497,374
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	23,187	13,912
Atara Biotherapeutics, Inc. (a)(b)	444,074	7,997,773
aTyr Pharma, Inc. (a)	45,620	162,407
aTyr Pharma, Inc. (c)	55,238	196,647
Avalanche Biotechnologies, Inc. (a)	125,129	705,728
Axovant Sciences Ltd. (a)	183,161	2,381,093
Biogen, Inc. (a)	670,947	184,503,716
BioMarin Pharmaceutical, Inc. (a)	1,341,310	113,582,131
BioTime, Inc. warrants 10/1/18 (a)	2	1
bluebird bio, Inc. (a)	35,449	1,572,163
Blueprint Medicines Corp.	313,700	4,761,966
Calithera Biosciences, Inc. (a)(b)	441,558	2,353,504
Cara Therapeutics, Inc. (a)	209,788	1,279,707
Catabasis Pharmaceuticals, Inc. (b)	138,100	609,021
Catalyst Pharmaceutical Partners, Inc.:
warrants 5/2/17 (a)	8,557	187
warrants 5/30/17(a)	17,900	921
Celator Pharmaceuticals, Inc. (a)(b)	244,581	3,685,836
Celgene Corp. (a)	1,731,990	179,105,086
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	0
Celldex Therapeutics, Inc. (a)(b)	827,627	3,310,508
Cepheid, Inc. (a)	51,400	1,466,956
Cerulean Pharma, Inc. (a)(b)	820,836	2,692,342
Chiasma, Inc. (a)	29,900	100,763
Chiasma, Inc. (c)	325,192	1,095,897
Chiasma, Inc. warrants	81,298	93,019
Chimerix, Inc. (a)	281,786	1,685,080
Cidara Therapeutics, Inc.	19,000	254,220
Cidara Therapeutics, Inc. (c)	223,967	2,996,678
Clovis Oncology, Inc. (a)(b)	123,732	1,721,112
Corvus Pharmaceuticals, Inc.	25,200	308,448
Corvus Pharmaceuticals, Inc.	180,163	1,984,676
CTI BioPharma Corp. (a)(b)	4,239,198	2,134,860
Cytokinetics, Inc. (a)	152,919	1,244,761
Cytokinetics, Inc. warrants 6/25/17 (a)	244,500	134,693
CytomX Therapeutics, Inc. (c)	64,961	839,296
DBV Technologies SA sponsored ADR (a)	258,000	8,764,260
Dicerna Pharmaceuticals, Inc. (a)	125,106	577,990
Dynavax Technologies Corp. (a)(b)	357,119	5,860,323
Edge Therapeutics, Inc. (a)(b)	40,735	335,249
Editas Medicine, Inc.	165,012	5,453,647
Editas Medicine, Inc.	53,545	1,592,696
Emergent BioSolutions, Inc. (a)	146,555	5,645,299
Enanta Pharmaceuticals, Inc. (a)	89,187	2,604,260
Epirus Biopharmaceuticals, Inc. (a)	254,100	736,890
Epizyme, Inc. (a)(b)	2,351,873	24,506,517
Esperion Therapeutics, Inc. (a)(b)	210,978	3,457,929
Exact Sciences Corp. (a)(b)	323,359	2,269,980
Exelixis, Inc. (a)(b)	1,040,940	4,798,733
Fate Therapeutics, Inc. (a)	234,604	445,748
Fibrocell Science, Inc. (a)	174,200	480,792
FibroGen, Inc. (a)	74,322	1,337,796
Foundation Medicine, Inc. (a)(b)	71,765	1,144,652
Galapagos Genomics NV sponsored ADR	253,629	11,491,930
Genmab A/S (a)	298,702	44,255,893
Genomic Health, Inc. (a)	54,120	1,422,274
Geron Corp. (a)(b)	4,760,774	14,044,283
Gilead Sciences, Inc.	1,834,365	161,809,337
Global Blood Therapeutics, Inc. (a)	547,667	11,046,443
Halozyme Therapeutics, Inc. (a)(b)	1,034,338	10,912,266
Heron Therapeutics, Inc. (a)(b)	475,742	10,199,908
Histogenics Corp. (a)(d)	670,334	1,588,692
Ignyta, Inc. (a)	579,672	4,011,330
Immune Design Corp. (a)	168,668	2,300,632
ImmunoGen, Inc. (a)(b)	1,109,651	7,601,109
Immunomedics, Inc. (a)(b)	2,130,884	7,564,638
Incyte Corp. (a)	940,668	67,982,076
Infinity Pharmaceuticals, Inc. (a)	287,434	1,667,117
Insys Therapeutics, Inc. (a)(b)	296,394	4,294,749
Intercept Pharmaceuticals, Inc. (a)(b)	175,060	26,388,544
Intrexon Corp. (a)(b)	180,408	4,822,306
Ionis Pharmaceuticals, Inc. (a)	389,240	15,947,163
Ironwood Pharmaceuticals, Inc. Class A (a)	595,551	6,223,508
Juno Therapeutics, Inc. (a)	8,100	340,929
Juno Therapeutics, Inc. (c)	214,673	9,035,587
Karyopharm Therapeutics, Inc. (a)(b)	1,159,016	10,778,849
Keryx Biopharmaceuticals, Inc. (a)(b)	417,052	2,268,763
Kite Pharma, Inc. (a)(b)	590,320	27,320,010
Kura Oncology, Inc. (a)	921,702	3,078,485
La Jolla Pharmaceutical Co. (a)	290,700	5,380,857
Lexicon Pharmaceuticals, Inc. (a)(b)	930,237	12,846,573
Ligand Pharmaceuticals, Inc. Class B (a)(b)	105,412	12,741,148
Lion Biotechnologies, Inc. (a)	369,046	2,092,491
Loxo Oncology, Inc. (a)	400,471	9,230,857
Macrogenics, Inc. (a)	516,291	10,614,943
MannKind Corp. (a)(b)	320,656	432,886
MediciNova, Inc. (a)(b)	805,306	5,540,505
Medivation, Inc. (a)	1,024,738	59,229,856
Merrimack Pharmaceuticals, Inc. (a)	291,648	2,064,868
Mesoblast Ltd. sponsored ADR(a)(b)	224,373	1,826,396
MiMedx Group, Inc. (a)(b)	250,413	1,885,610
Minerva Neurosciences, Inc. (a)	921,974	5,928,293
Mirna Therapeutics, Inc. (a)(b)	280,500	1,309,935
Momenta Pharmaceuticals, Inc. (a)	121,037	1,151,062
Myriad Genetics, Inc. (a)(b)	123,557	4,448,052
NantKwest, Inc. (a)(b)	296,377	2,456,965
Neurocrine Biosciences, Inc. (a)	669,028	30,494,296
NewLink Genetics Corp. (a)(b)	127,579	2,068,056
Nivalis Therapeutics, Inc.	18,600	78,678
Novavax, Inc. (a)(b)	2,767,531	14,501,862
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	1
OncoMed Pharmaceuticals, Inc. (a)(b)	132,870	1,647,588
Ophthotech Corp. (a)	649,537	30,359,359
Opko Health, Inc. (a)(b)	360,051	3,870,548
Oragenics, Inc. (a)	223,308	192,045
Osiris Therapeutics, Inc. (b)	203,971	1,144,277
OvaScience, Inc. (a)	171,745	1,439,223
Portola Pharmaceuticals, Inc. (a)	441,388	10,487,379
Progenics Pharmaceuticals, Inc. (a)(b)	619,743	3,290,835
ProNai Therapeutics, Inc. (a)	377,900	2,116,240
ProQR Therapeutics BV (a)	237,916	1,315,675
Proteon Therapeutics, Inc. (a)(b)	74,101	723,226
Prothena Corp. PLC (a)	128,634	5,555,702
PTC Therapeutics, Inc. (a)(b)	170,178	1,262,721
Puma Biotechnology, Inc. (a)(b)	324,894	9,970,997
Radius Health, Inc. (a)(b)	975,562	34,730,007
Raptor Pharmaceutical Corp. (a)	799,023	3,923,203
Regeneron Pharmaceuticals, Inc. (a)	507,017	190,998,377
REGENXBIO, Inc. (a)	375,750	3,915,315
Regulus Therapeutics, Inc. (a)(b)	265,221	1,548,891
Repligen Corp. (a)	240,527	6,407,639
Retrophin, Inc. (a)	236,645	3,260,968
Sage Therapeutics, Inc. (a)	262,168	9,881,112
Sangamo Biosciences, Inc. (a)	441,652	2,782,408
Sarepta Therapeutics, Inc. (a)(b)	373,597	5,301,341
Seattle Genetics, Inc. (a)(b)	1,006,257	35,701,998
Seres Therapeutics, Inc. (b)	237,191	7,001,878
Seres Therapeutics, Inc. (c)	352,270	10,399,010
Sophiris Bio, Inc. (a)	104,253	124,582
Spark Therapeutics, Inc. (a)(b)	314,145	11,274,664
Spectrum Pharmaceuticals, Inc. (a)	338,247	2,398,171
Stemline Therapeutics, Inc. (a)(b)	348,093	1,914,512
Sunesis Pharmaceuticals, Inc. (a)	628,104	321,526
Syndax Pharmaceuticals, Inc.	136,100	1,863,209
Syndax Pharmaceuticals, Inc.	276,047	3,401,175
TESARO, Inc. (a)	355,737	14,741,741
TG Therapeutics, Inc. (a)(b)	1,270,593	11,575,102
Threshold Pharmaceuticals, Inc. (a)	26,804	11,791
Tobira Therapeutics, Inc. (a)	265,951	2,093,034
Tokai Pharmaceuticals, Inc. (a)(b)	91,000	667,030
Trevena, Inc. (a)	286,767	2,233,915
Ultragenyx Pharmaceutical, Inc. (a)	366,427	24,777,794
uniQure B.V. (a)	158,829	2,053,659
United Therapeutics Corp. (a)	131,494	13,833,169
Versartis, Inc. (a)(b)	355,976	3,225,143
Vertex Pharmaceuticals, Inc. (a)	1,169,419	98,628,798
Vical, Inc. (a)	659,862	263,285
Vitae Pharmaceuticals, Inc. (a)(b)	826,902	5,945,425
Vital Therapies, Inc. (a)	497,937	4,267,320
Voyager Therapeutics, Inc. (a)(b)	1,016,525	11,842,516
Voyager Therapeutics, Inc.	282,352	3,256,507
Xencor, Inc. (a)	363,108	4,448,073
XOMA Corp. (a)(b)	598,065	489,576
Zafgen, Inc. (a)(b)	1,356,174	8,638,828
ZIOPHARM Oncology, Inc. (a)(b)	256,414	2,015,414
		2,312,368,422
Capital Markets - 0.1%
Asset Management & Custody Banks - 0.1%
RPI International Holdings LP (e)	12,210	1,638,338
Health Care Equipment & Supplies - 0.3%
Health Care Equipment - 0.3%
Bellerophon Therapeutics, Inc. (a)(b)	227,700	453,123
Novocure Ltd. (a)(b)	161,218	2,079,712
Novocure Ltd. (c)	155,553	2,006,634
Vermillion, Inc. (a)(b)	991,800	1,378,602
Zosano Pharma Corp. (a)	598,503	1,286,781
		7,204,852
Life Sciences Tools & Services - 0.0%
Life Sciences Tools & Services - 0.0%
JHL Biotech, Inc. (a)	459,540	1,242,634
Transgenomic, Inc. (a)	13,500	8,235
Transgenomic, Inc. warrants 2/3/17 (a)	81,000	1
		1,250,870
Personal Products - 0.0%
Personal Products - 0.0%
MYOS Corp. (a)	6,666	11,399
Pharmaceuticals - 10.5%
Pharmaceuticals - 10.5%
Achaogen, Inc. (a)	125,415	425,157
Adimab LLC unit (a)(e)(f)	398,401	7,629,379
Aradigm Corp. (a)	8,786	43,754
Auris Medical Holding AG (a)	261,667	957,701
Avexis, Inc.	48,273	1,206,825
Axsome Therapeutics, Inc. (a)	931,260	10,662,927
Cempra, Inc. (a)(b)	1,143,578	19,360,776
Dermira, Inc. (a)	389,114	9,840,693
Dermira, Inc. (c)	162,931	4,120,525
Egalet Corp. (a)(b)	1,252,974	8,545,283
Eisai Co. Ltd. (g)	114,400	7,081,328
GW Pharmaceuticals PLC ADR (a)(b)	282,536	22,891,067
Horizon Pharma PLC (a)	1,691,209	25,993,882
Intra-Cellular Therapies, Inc. (a)	274,154	9,408,965
Jazz Pharmaceuticals PLC (a)	254,367	38,333,107
MyoKardia, Inc. (a)(b)	831,134	9,508,173
MyoKardia, Inc. (c)	484,646	5,544,350
Nektar Therapeutics (a)	246,332	3,862,486
NeurogesX, Inc. (a)	150,000	750
Ocular Therapeutix, Inc. (a)(b)	337,771	4,147,828
Orexigen Therapeutics, Inc. (a)(b)	860,457	384,624
Pacira Pharmaceuticals, Inc. (a)(b)	371,220	20,086,714
Paratek Pharmaceuticals, Inc. (a)	799,460	10,888,645
Parnell Pharmaceuticals Holdings Ltd. (a)	123,569	249,609
Repros Therapeutics, Inc. (a)(b)	652,054	1,545,368
SCYNEXIS, Inc. (a)	101,000	401,980
Sun Pharmaceutical Industries Ltd.	490,668	5,992,863
Tetraphase Pharmaceuticals, Inc. (a)(b)	378,131	2,117,534
The Medicines Company (a)(b)	565,722	20,134,046
TherapeuticsMD, Inc. (a)(b)	1,497,500	12,354,375
Theravance Biopharma, Inc. (a)(b)	367,503	7,625,687
WAVE Life Sciences	230,144	3,080,431
WAVE Life Sciences (a)(b)	138,344	1,870,411
Zogenix, Inc. (a)(b)	594,534	6,093,974
Zogenix, Inc. warrants 7/27/17 (a)	32,985	838
		282,392,055
TOTAL COMMON STOCKS
(Cost $2,679,065,945)		2,604,865,936

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.7%
Biotechnology - 1.1%
Biotechnology - 1.1%
23andMe, Inc. Series E (e)	341,730	3,396,796
AC Immune SA Series E (e)	101,250	976,050
Gensight Biologics Series B (e)	76,600	369,263
Immunocore Ltd. Series A (e)	17,149	4,421,855
Intellia Therapeutics, Inc. Series B (e)	78,635	1,273,887
Jounce Therapeutics, Inc. Series B (e)	1,591,779	2,187,104
Moderna LLC:
Series D, 8.00% (a)(e)	26,918	1,245,173
Series E (a)(e)	54,410	2,516,898
Ovid Therapeutics, Inc. Series B (e)	246,448	917,279
Pronutria Biosciences, Inc. Series C (a)(e)	341,857	5,876,522
RaNA Therapeutics LLC Series B (e)	1,310,353	744,281
Scholar Rock LLC Series B (e)	1,083,994	2,306,739
Twist Bioscience Corp.:
Series C (e)	1,866,791	4,005,573
Series D (e)	453,587	973,262
		31,210,682
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
Allena Pharmaceuticals, Inc. Series C (e)	1,505,538	2,681,363
Health Care Technology - 0.1%
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A (e)	213,402	464,149
Series B (e)	693,558	1,508,489
		1,972,638
Pharmaceuticals - 0.4%
Pharmaceuticals - 0.4%
Afferent Pharmaceuticals, Inc. Series C (e)	1,915,787	2,693,597
Kolltan Pharmaceuticals, Inc. Series D (a)(e)	1,610,391	1,272,209
Stemcentrx, Inc. Series G (e)	208,907	5,473,363
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(e)	234,635	591,280
		10,030,449

TOTAL CONVERTIBLE PREFERRED STOCKS		45,895,132

Nonconvertible Preferred Stocks - 0.1%
Biotechnology - 0.1%
Biotechnology - 0.1%
Yumanity Holdings LLC Class A (e)	151,084	1,166,368
TOTAL PREFERRED STOCKS
(Cost $49,246,944)		47,061,500

Money Market Funds - 10.4%
Fidelity Cash Central Fund, 0.38% (h)	22,580,694	22,580,694
Fidelity Securities Lending Cash Central Fund, 0.42% (h)(i)	257,187,687	257,187,687
TOTAL MONEY MARKET FUNDS
(Cost $279,768,381)		279,768,381
TOTAL INVESTMENT PORTFOLIO - 109.5%
(Cost $3,008,081,270)		2,931,695,817
NET OTHER ASSETS (LIABILITIES) - (9.5)%		(253,849,675)
NET ASSETS - 100%		$2,677,846,142

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,670,628 or 1.7% of net assets.

 (d) Affiliated company

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $56,329,217 or 2.1% of net assets.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) A portion of the security sold on a delayed delivery basis.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$3,700,003
AC Immune SA Series E	10/19/15	$975,669
Adimab LLC unit	9/17/14 - 6/5/15	$6,416,091
Afferent Pharmaceuticals, Inc. Series C	7/1/15	$4,700,000
Allena Pharmaceuticals, Inc. Series C	11/25/15	$3,989,676
Codiak Biosciences, Inc. Series A	11/12/15	$213,402
Codiak Biosciences, Inc. Series B	11/12/15	$2,080,674
Gensight Biologics Series B	7/2/15	$590,265
Immunocore Ltd. Series A	7/27/15	$3,227,085
Intellia Therapeutics, Inc. Series B	8/20/15	$638,484
Jounce Therapeutics, Inc. Series B	4/17/15	$3,597,421
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,610,391
Moderna LLC Series D, 8.00%	11/6/13	$574,161
Moderna LLC Series E	12/18/14	$3,355,465
Ovid Therapeutics, Inc. Series B	8/10/15	$1,535,371
Pronutria Biosciences, Inc. Series C	1/30/15	$3,445,919
RaNA Therapeutics LLC Series B	7/17/15	$1,415,181
RPI International Holdings LP	5/21/15	$1,439,559
Scholar Rock LLC Series B	12/17/15	$3,251,982
Stemcentrx, Inc. Series G	8/14/15	$4,813,217
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$738,186
Twist Bioscience Corp. Series C	5/29/15	$2,800,000
Twist Bioscience Corp. Series D	1/8/16	$973,262
Yumanity Holdings LLC Class A	2/8/16	$1,021,131

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,344
Fidelity Securities Lending Cash Central Fund	4,888,273
Total	$4,922,617

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Adamas Pharmaceuticals, Inc.	$22,064,924	$3,508,766	$835,689	$--	$--
Aegerion Pharmaceuticals, Inc.	27,497,252	--	2,124,959	--	--
Egalet Corp.	5,675,368	9,528,212	--	--	--
Histogenics Corp.	4,284,042	--	5,027	--	1,588,692
Total	$59,521,586	$13,036,978	$2,965,675	$--	$1,588,692

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,604,865,936	$2,574,970,205	$20,627,264	$9,268,467
Preferred Stocks	47,061,500	--	1,273,887	45,787,613
Money Market Funds	279,768,381	279,768,381	--	--
Total Investments in Securities:	$2,931,695,817	$2,854,738,586	$21,901,151	$55,056,080

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$13,219,438
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(1,027,385)
Cost of Purchases	13,447
Proceeds of Sales	(878,043)
Amortization/Accretion	--
Transfers in to Level 3	900
Transfers out of Level 3	(2,059,890)
Ending Balance	$9,268,467
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$156,628
Preferred Stocks
Beginning Balance	$59,208,008
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	(12,705,485)
Cost of Purchases	19,076,628
Proceeds of Sales	(19,791,538)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$45,787,613
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$(3,912,634)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 04/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$55,056,080	Discount cash flow	Discount rate	3.5% - 15.0% / 10.1%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Probability rate	6.3% - 31.7% / 15.8%	Increase
		Entity valuation	Entity valuation	$136.18	Increase
		Last transaction price	Transaction price	$0.01 - $150.00 / $28.92	Increase
		Market comparable	EV/Sales multiple	2.2	Increase
			Discount rate	23.0%	Decrease
		Proxy adjustment	Proxy movement	2.0% - 47.4% / 27.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $3,024,204,563. Net unrealized depreciation aggregated $92,508,746, of which $533,687,488 related to appreciated investment securities and $626,196,234 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Technology Fund

April 30, 2016

AFTF-QTLY-0616
1.800330.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Automobiles - 1.2%
Automobile Manufacturers - 1.2%
Tesla Motors, Inc. (a)(b)	76,709	$18,468,459
Biotechnology - 0.2%
Biotechnology - 0.2%
BeiGene Ltd. ADR	40,537	1,125,307
Genscript Biotech Corp.	15,144,000	2,427,931
		3,553,238
Chemicals - 0.3%
Specialty Chemicals - 0.3%
Duk San Neolux Co. Ltd. (a)	168,686	4,004,852
Communications Equipment - 1.3%
Communications Equipment - 1.3%
Ciena Corp. (a)	77,800	1,309,374
CommScope Holding Co., Inc. (a)	200,100	6,085,041
F5 Networks, Inc. (a)	74,100	7,761,975
Palo Alto Networks, Inc. (a)	25,600	3,862,272
Radware Ltd. (a)	610	6,588
		19,025,250
Consumer Finance - 0.0%
Consumer Finance - 0.0%
LendingClub Corp. (a)	700	5,530
Diversified Consumer Services - 2.2%
Education Services - 2.2%
New Oriental Education & Technology Group, Inc. sponsored ADR	761,300	29,812,508
TAL Education Group ADR (a)	36,800	2,129,248
		31,941,756
Specialized Consumer Services - 0.0%
LifeLock, Inc. (a)	867	10,092

TOTAL DIVERSIFIED CONSUMER SERVICES		31,951,848

Diversified Financial Services - 2.2%
Other Diversified Financial Services - 2.0%
Broadcom Ltd.	206,700	30,126,525
Specialized Finance - 0.2%
MSCI, Inc. Class A	31,700	2,407,298

TOTAL DIVERSIFIED FINANCIAL SERVICES		32,533,823

Diversified Telecommunication Services - 0.0%
Alternative Carriers - 0.0%
8x8, Inc. (a)	1,200	13,608
Electrical Equipment - 0.1%
Electrical Components & Equipment - 0.1%
Lumenpulse, Inc. (a)	21,700	294,706
Nidec Corp.	10,100	740,068
		1,034,774
Electronic Equipment & Components - 4.2%
Electronic Components - 2.1%
Alps Electric Co. Ltd.	42,500	734,557
InvenSense, Inc. (a)(b)	185,500	1,424,640
Largan Precision Co. Ltd.	112,000	7,870,476
Ledlink Optics, Inc.	791,075	1,261,194
Murata Manufacturing Co. Ltd.	22,900	2,986,419
Samsung SDI Co. Ltd.	59,376	5,908,189
Sunny Optical Technology Group Co. Ltd.	839,100	2,587,999
Universal Display Corp. (a)	73,100	4,262,461
Yageo Corp.	2,450,660	3,990,487
Yaskawa Electric Corp.	1,100	12,882
		31,039,304
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	1,700,683	3,769,585
Cognex Corp.	34,600	1,229,338
FEI Co.	200	17,804
		5,016,727
Electronic Manufacturing Services - 1.8%
Trimble Navigation Ltd. (a)	1,082,796	25,932,964
Technology Distributors - 0.0%
Digital China Holdings Ltd. (H Shares)	23,000	15,879

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		62,004,874

Health Care Equipment & Supplies - 0.2%
Health Care Equipment - 0.2%
Intai Technology Corp.	517,000	2,448,720
Olympus Corp.	4,500	175,305
		2,624,025
Health Care Providers & Services - 0.0%
Managed Health Care - 0.0%
HealthEquity, Inc. (a)	11,300	284,195
Health Care Technology - 1.8%
Health Care Technology - 1.8%
athenahealth, Inc. (a)	70,194	9,356,860
Inovalon Holdings, Inc. Class A (a)(b)	201,700	3,449,070
M3, Inc.	31,000	836,270
Medidata Solutions, Inc. (a)	242,100	10,562,823
Veeva Systems, Inc. Class A (a)	81,500	2,242,065
		26,447,088
Hotels, Restaurants & Leisure - 0.5%
Casinos & Gaming - 0.3%
500.com Ltd. sponsored ADR Class A (a)(b)	252,600	4,746,354
Hotels, Resorts & Cruise Lines - 0.2%
Tuniu Corp. Class A sponsored ADR (a)(b)	217,908	2,316,362

TOTAL HOTELS, RESTAURANTS & LEISURE		7,062,716

Household Durables - 0.3%
Consumer Electronics - 0.3%
Sony Corp.	200,900	4,866,124
Internet & Catalog Retail - 2.7%
Catalog Retail - 0.0%
Liberty Interactive Corp. QVC Group Series A (a)	309	8,096
Internet Retail - 2.7%
Amazon.com, Inc. (a)	16,100	10,619,399
Ctrip.com International Ltd. ADR (a)	80,500	3,510,605
Groupon, Inc. Class A (a)(b)	157,100	568,702
JD.com, Inc. sponsored ADR (a)	174,600	4,462,776
Jumei International Holding Ltd. sponsored ADR (a)	524,953	3,322,952
MySale Group PLC (a)	19,300	16,638
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	247,994	10,120,635
Vipshop Holdings Ltd. ADR (a)	543,300	7,410,612
		40,032,319

TOTAL INTERNET & CATALOG RETAIL		40,040,415

Internet Software & Services - 27.5%
Internet Software & Services - 27.5%
58.com, Inc. ADR (a)(b)	478,100	26,128,165
Alibaba Group Holding Ltd. sponsored ADR (a)	306,200	23,559,028
Alphabet, Inc.:
Class A	109,887	77,786,810
Class C	115,555	80,080,771
Baidu.com, Inc. sponsored ADR (a)	19,800	3,847,140
Benefitfocus, Inc. (a)(b)	47,089	1,784,673
Box, Inc. Class A (a)(b)	58,500	756,405
ChannelAdvisor Corp. (a)	35,576	443,277
Cornerstone OnDemand, Inc. (a)	158,632	5,449,009
Cvent, Inc. (a)	50,808	1,796,063
Demandware, Inc. (a)(b)	188,006	8,663,316
DeNA Co. Ltd.	192,700	3,243,046
eBay, Inc. (a)	28,700	701,141
eGain Communications Corp. (a)	64,050	238,266
Endurance International Group Holdings, Inc. (a)(b)	655,200	7,017,192
Envestnet, Inc. (a)	245	7,688
Facebook, Inc. Class A (a)	712,311	83,753,527
Hortonworks, Inc. (a)(b)	207,600	2,401,932
Instructure, Inc. (a)(b)	103,253	2,079,515
Marketo, Inc. (a)	186,213	4,094,824
NetEase, Inc. sponsored ADR	5,300	745,710
New Relic, Inc. (a)	122,222	3,150,883
Q2 Holdings, Inc. (a)	700	16,737
Rackspace Hosting, Inc. (a)	159,639	3,650,944
Renren, Inc. ADR (a)(b)	272,700	859,005
SciQuest, Inc. (a)	279,854	3,867,582
Shopify, Inc.	2,300	73,255
Shopify, Inc. Class A	32,700	1,041,495
SINA Corp. (a)	122,398	6,130,916
SouFun Holdings Ltd. ADR (b)	927,100	5,275,199
Twitter, Inc. (a)	27,800	406,436
Web.com Group, Inc. (a)	156,886	3,136,151
Weibo Corp. sponsored ADR (a)	800	19,576
Xunlei Ltd. sponsored ADR (a)	602,744	3,917,836
Yahoo!, Inc. (a)	1,108,100	40,556,460
Zillow Group, Inc.:
Class A (a)(b)	710	17,764
Class C (a)	720	17,309
		406,715,046
IT Services - 6.0%
Data Processing & Outsourced Services - 5.9%
Amadeus IT Holding SA Class A	176,000	8,008,755
Fidelity National Information Services, Inc.	36,195	2,381,631
Fiserv, Inc. (a)	43,600	4,260,592
FleetCor Technologies, Inc. (a)	9,700	1,500,396
Global Payments, Inc.	126,500	9,130,770
Optimal Payments PLC (a)	1,400,300	7,799,536
PayPal Holdings, Inc. (a)	77,100	3,020,778
Sabre Corp.	52,300	1,514,085
Total System Services, Inc.	31,553	1,613,620
Travelport Worldwide Ltd.	345,223	4,815,861
Vantiv, Inc. (a)	26,900	1,467,126
Visa, Inc. Class A	528,900	40,852,236
		86,365,386
IT Consulting & Other Services - 0.1%
Cognizant Technology Solutions Corp. Class A (a)	2,494	145,575
EPAM Systems, Inc. (a)	20,761	1,514,100
Virtusa Corp. (a)	400	14,216
		1,673,891

TOTAL IT SERVICES		88,039,277

Life Sciences Tools & Services - 0.1%
Life Sciences Tools & Services - 0.1%
JHL Biotech, Inc. (a)	555,476	1,502,053
Machinery - 0.1%
Industrial Machinery - 0.1%
Harmonic Drive Systems, Inc. (b)	38,600	864,625
King Slide Works Co. Ltd.	29,000	343,389
Minebea Mitsumi, Inc.	117,000	958,346
		2,166,360
Media - 0.4%
Advertising - 0.0%
iCar Asia Ltd. (a)(b)	1,257,513	850,974
Cable & Satellite - 0.2%
Naspers Ltd. Class N	25,745	3,532,474
Publishing - 0.2%
NEXT Co. Ltd.	21,800	243,773
Schibsted ASA:
(A Shares)	22,300	650,567
(B Shares)	51,941	1,476,592
		2,370,932

TOTAL MEDIA		6,754,380

Professional Services - 0.6%
Human Resource & Employment Services - 0.5%
51job, Inc. sponsored ADR (a)	400	11,920
WageWorks, Inc. (a)	127,844	6,885,678
		6,897,598
Research & Consulting Services - 0.1%
ICF International, Inc. (a)	33,600	1,322,832
Verisk Analytics, Inc. (a)	168	13,033
		1,335,865

TOTAL PROFESSIONAL SERVICES		8,233,463

Semiconductors & Semiconductor Equipment - 16.8%
Semiconductor Equipment - 1.3%
Amkor Technology, Inc. (a)	1,180,846	6,742,631
Applied Materials, Inc.	900	18,423
ASM Pacific Technology Ltd.	35,500	255,818
EO Technics Co. Ltd.	69,078	6,837,406
Hermes Microvision, Inc.	83,000	2,556,574
Nanometrics, Inc. (a)	9,409	168,045
Rubicon Technology, Inc. (a)(b)	444,367	311,012
SolarEdge Technologies, Inc. (a)	57,300	1,535,067
SunEdison, Inc. (a)	700	166
		18,425,142
Semiconductors - 15.5%
Advanced Micro Devices, Inc. (a)(b)	361,400	1,282,970
Advanced Semiconductor Engineering, Inc.	7,701,000	7,398,703
Advanced Semiconductor Engineering, Inc. sponsored ADR	1,253,362	6,429,747
Ambarella, Inc. (a)(b)	178,100	7,319,910
ams AG	10,410	275,090
Cavium, Inc. (a)	68,200	3,367,034
Chipbond Technology Corp.	2,799,000	3,725,877
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	284,629	4,787,460
Cirrus Logic, Inc. (a)	22,714	819,975
Dialog Semiconductor PLC (a)	129,200	4,488,514
Everlight Electronics Co. Ltd.	1,099,000	1,539,478
Genesis Photonics, Inc. (a)	794,066	138,150
Himax Technologies, Inc. sponsored ADR (b)	431,304	4,481,249
Hua Hong Semiconductor Ltd.	3,272,000	3,291,072
Infineon Technologies AG	110,400	1,575,140
Inphi Corp. (a)	11,000	326,370
Integrated Device Technology, Inc. (a)	85,000	1,638,800
Intersil Corp. Class A	351,594	4,110,134
Lextar Electronics Corp.	437,000	211,039
M/A-COM Technology Solutions Holdings, Inc. (a)	56,200	2,298,018
MagnaChip Semiconductor Corp. (a)(b)	114,554	591,099
Marvell Technology Group Ltd.	3,017,861	30,118,253
Maxim Integrated Products, Inc.	287,300	10,262,356
Melexis NV	293	16,178
Micron Technology, Inc. (a)	1,978,400	21,267,800
Microsemi Corp. (a)	162,300	5,484,117
Monolithic Power Systems, Inc.	85,401	5,330,730
NXP Semiconductors NV (a)	173,880	14,828,486
ON Semiconductor Corp. (a)	780,400	7,390,388
Power Integrations, Inc.	46,100	2,224,325
Qorvo, Inc. (a)	303,658	13,673,720
Qualcomm, Inc.	594,200	30,018,984
Sanken Electric Co. Ltd.	386,000	1,279,681
Semiconductor Manufacturing International Corp. (a)	16,310,000	1,340,814
Semtech Corp. (a)	471,898	10,211,873
Silicon Laboratories, Inc. (a)	30,400	1,422,720
Silicon Motion Technology Corp. sponsored ADR	90,688	3,496,022
Sitronix Technology Corp.	235,000	686,747
Skyworks Solutions, Inc.	143,100	9,561,942
STMicroelectronics NV	1,630	10,022
Vanguard International Semiconductor Corp.	431,000	659,782
Xilinx, Inc.	300	12,924
		229,393,693

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		247,818,835

Software - 17.3%
Application Software - 7.1%
Adobe Systems, Inc. (a)	209,516	19,740,598
ANSYS, Inc. (a)	175	15,885
Autodesk, Inc. (a)	266,400	15,936,048
Blackbaud, Inc.	17,200	1,062,444
Callidus Software, Inc. (a)	55,800	1,021,140
Citrix Systems, Inc. (a)	28,615	2,341,852
Guidewire Software, Inc. (a)	190	10,824
HubSpot, Inc. (a)	7,700	341,033
Intuit, Inc.	70,600	7,122,834
Kingdee International Software Group Co. Ltd.	365,800	118,632
Linx SA	700	9,627
Mobileye NV (a)(b)	202,700	7,733,005
Parametric Technology Corp. (a)	500	18,230
Paycom Software, Inc. (a)	900	34,389
Paylocity Holding Corp. (a)(b)	95,900	3,670,093
Qlik Technologies, Inc. (a)	400	12,316
RealPage, Inc. (a)	8,300	182,517
Salesforce.com, Inc. (a)	350,519	26,569,340
Splunk, Inc. (a)	79,700	4,142,806
SS&C Technologies Holdings, Inc.	35,700	2,183,055
Ultimate Software Group, Inc. (a)	76	14,941
Workday, Inc. Class A (a)	64,600	4,843,708
Workiva, Inc. (a)(b)	51,400	612,174
Zendesk, Inc. (a)	288,700	6,524,620
		104,262,111
Home Entertainment Software - 2.6%
Activision Blizzard, Inc.	306,470	10,564,021
Electronic Arts, Inc. (a)	59,900	3,704,815
NCSOFT Corp.	45,458	9,086,243
NHN Entertainment Corp. (a)	88,294	4,662,567
Nintendo Co. Ltd. (c)	64,100	8,679,206
Nintendo Co. Ltd. ADR	85,100	1,451,806
		38,148,658
Systems Software - 7.6%
Allot Communications Ltd. (a)	288,719	1,564,857
CommVault Systems, Inc. (a)	300	13,131
CyberArk Software Ltd. (a)	116,800	4,770,112
Fleetmatics Group PLC (a)	360,130	13,054,713
Fortinet, Inc. (a)	462	15,020
Imperva, Inc. (a)	64,200	2,984,016
Infoblox, Inc. (a)	900	15,057
Microsoft Corp.	1,047,100	52,218,877
NetSuite, Inc. (a)(b)	232,777	18,864,248
Oracle Corp.	189,800	7,565,428
Progress Software Corp. (a)	52,200	1,332,144
Proofpoint, Inc. (a)	142,900	8,325,354
Rapid7, Inc. (a)(b)	2,500	31,300
ServiceNow, Inc. (a)	2,395	171,195
Tableau Software, Inc. (a)	3,300	170,610
Varonis Systems, Inc. (a)	900	17,235
VMware, Inc. Class A (a)(b)	28,595	1,627,341
		112,740,638

TOTAL SOFTWARE		255,151,407

Technology Hardware, Storage & Peripherals - 10.2%
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	1,494,329	140,078,400
BlackBerry Ltd. (a)	1,486	10,493
Catcher Technology Co. Ltd.	319,000	2,241,680
EMC Corp.	142,300	3,715,453
HTC Corp.	1,567,000	3,997,177
Nimble Storage, Inc. (a)	1,900	14,022
Silicon Graphics International Corp. (a)	166,658	746,628
Stratasys Ltd. (a)	100	2,447
		150,806,300
TOTAL COMMON STOCKS
(Cost $1,253,535,948)		1,421,107,940

Preferred Stocks - 1.7%
Convertible Preferred Stocks - 1.3%
Internet & Catalog Retail - 0.5%
Internet Retail - 0.5%
China Internet Plus Holdings Ltd. Series B (d)	2,042,487	7,885,430
Internet Software & Services - 0.8%
Internet Software & Services - 0.8%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	232,064	11,318,278
IT Services - 0.0%
Data Processing & Outsourced Services - 0.0%
Nutanix, Inc. Series E (a)(d)	39,963	573,869

TOTAL CONVERTIBLE PREFERRED STOCKS		19,777,577

Nonconvertible Preferred Stocks - 0.4%
Internet & Catalog Retail - 0.4%
Internet Retail - 0.4%
China Internet Plus Holdings Ltd. Series A-11 (d)	1,516,912	5,856,342
TOTAL PREFERRED STOCKS
(Cost $16,815,545)		25,633,919

Money Market Funds - 8.4%
Fidelity Cash Central Fund, 0.38% (e)	26,845,508	26,845,508
Fidelity Securities Lending Cash Central Fund, 0.42% (e)(f)	96,373,137	96,373,137
TOTAL MONEY MARKET FUNDS
(Cost $123,218,645)		123,218,645
TOTAL INVESTMENT PORTFOLIO - 106.3%
(Cost $1,393,570,138)		1,569,960,504
NET OTHER ASSETS (LIABILITIES) - (6.3)%		(92,562,021)
NET ASSETS - 100%		$1,477,398,483

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $25,633,919 or 1.7% of net assetss.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$4,794,731
China Internet Plus Holdings Ltd. Series B	12/11/15	$7,885,430
Nutanix, Inc. Series E	8/26/14	$535,364
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,600,020

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$46,942
Fidelity Securities Lending Cash Central Fund	1,074,496
Total	$1,121,438

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,421,107,940	$1,376,465,628	$44,642,312	$--
Preferred Stocks	25,633,919	--	--	25,633,919
Money Market Funds	123,218,645	123,218,645	--	--
Total Investments in Securities:	$1,569,960,504	$1,499,684,273	$44,642,312	$25,633,919

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$49,932,528
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Preferred Stocks
Beginning Balance	$15,728,431
Total Realized Gain (Loss)	--
Total Unrealized Gain (Loss)	2,020,058
Cost of Purchases	12,680,161
Proceeds of Sales	(4,794,731)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$25,633,919
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$2,020,058
Other Investments in Securities
Beginning Balance	$12,656,409
Total Realized Gain (Loss)	(2,808,173)
Total Unrealized Gain (Loss)	2,141,068
Cost of Purchases	--
Proceeds of Sales	(11,989,304)
Amortization/Accretion	--
Transfers in to Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2016	$--

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Asset Type	Fair Value at 04/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$25,633,919	Last transaction price	Transaction price	$3.86 - $48.77 / $24.14	Increase
		Market comparable	EV/Sales multiple	3.0	Increase
			Discount rate	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $1,404,366,842. Net unrealized appreciation aggregated $165,593,662, of which $246,794,208 related to appreciated investment securities and $81,200,546 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Financial Services Fund

April 30, 2016

AFFS-QTLY-0616
1.800326.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.5%
	Shares	Value
Banks - 25.6%
Diversified Banks - 20.5%
Bank of America Corp.	596,056	$8,678,575
Citigroup, Inc.	189,765	8,782,324
Comerica, Inc.	29,719	1,319,524
JPMorgan Chase & Co.	125,931	7,958,839
U.S. Bancorp	180,508	7,705,887
Wells Fargo & Co.	144,748	7,234,505
		41,679,654
Regional Banks - 5.1%
CoBiz, Inc.	71,391	864,545
Huntington Bancshares, Inc.	194,100	1,952,646
M&T Bank Corp.	31,500	3,727,080
Popular, Inc.	52,200	1,551,384
Preferred Bank, Los Angeles	200	6,352
SunTrust Banks, Inc.	54,900	2,291,526
		10,393,533

TOTAL BANKS		52,073,187

Capital Markets - 7.1%
Asset Management & Custody Banks - 3.5%
Affiliated Managers Group, Inc. (a)	7,254	1,235,501
Invesco Ltd.	54,838	1,700,526
Northern Trust Corp.	34,100	2,423,828
Oaktree Capital Group LLC Class A	37,600	1,816,456
		7,176,311
Investment Banking & Brokerage - 3.6%
E*TRADE Financial Corp. (a)	72,600	1,828,068
Goldman Sachs Group, Inc.	26,550	4,357,121
Virtu Financial, Inc. Class A	51,200	1,067,520
		7,252,709

TOTAL CAPITAL MARKETS		14,429,020

Consumer Finance - 6.2%
Consumer Finance - 6.2%
American Express Co.	38,400	2,512,512
Capital One Financial Corp.	84,438	6,112,467
OneMain Holdings, Inc. (a)	29,400	935,508
Synchrony Financial (a)	100,700	3,078,399
		12,638,886
Diversified Consumer Services - 0.9%
Specialized Consumer Services - 0.9%
H&R Block, Inc.	93,300	1,888,392
Diversified Financial Services - 8.7%
Multi-Sector Holdings - 5.8%
Berkshire Hathaway, Inc. Class B (a)	81,269	11,823,012
Specialized Finance - 2.9%
CME Group, Inc.	17,100	1,571,661
IntercontinentalExchange, Inc.	17,964	4,311,899
		5,883,560

TOTAL DIVERSIFIED FINANCIAL SERVICES		17,706,572

Insurance - 17.6%
Insurance Brokers - 4.1%
Brown & Brown, Inc.	98,200	3,447,802
Marsh & McLennan Companies, Inc.	78,100	4,932,015
		8,379,817
Life & Health Insurance - 2.2%
Torchmark Corp.	75,980	4,398,482
Multi-Line Insurance - 0.4%
American Financial Group, Inc.	13,000	898,430
Property & Casualty Insurance - 10.0%
Allied World Assurance Co. Holdings AG	86,002	3,059,951
Allstate Corp.	75,990	4,943,150
Chubb Ltd.	67,157	7,915,124
FNF Group	138,550	4,419,745
		20,337,970
Reinsurance - 0.9%
Reinsurance Group of America, Inc.	19,100	1,818,702

TOTAL INSURANCE		35,833,401

IT Services - 5.7%
Data Processing & Outsourced Services - 5.7%
MasterCard, Inc. Class A	30,700	2,977,593
PayPal Holdings, Inc. (a)	23,100	905,058
The Western Union Co.	126,700	2,534,000
Visa, Inc. Class A	67,120	5,184,349
		11,601,000
Professional Services - 0.6%
Research & Consulting Services - 0.6%
Verisk Analytics, Inc. (a)	14,800	1,148,184
Real Estate Investment Trusts - 19.4%
Diversified REITs - 0.7%
Store Capital Corp.	7,300	187,391
VEREIT, Inc.	137,100	1,217,448
		1,404,839
Health Care REIT's - 2.2%
Ventas, Inc.	71,800	4,460,216
Industrial REITs - 0.7%
DCT Industrial Trust, Inc.	33,300	1,344,321
Mortgage REITs - 2.9%
Altisource Residential Corp. Class B	103,250	1,199,765
American Capital Agency Corp.	93,900	1,724,943
American Capital Mortgage Investment Corp.	35,400	524,982
Redwood Trust, Inc. (b)	131,900	1,709,424
Two Harbors Investment Corp.	105,800	828,414
		5,987,528
Office REITs - 2.0%
Boston Properties, Inc.	29,600	3,814,256
Douglas Emmett, Inc.	7,300	236,885
		4,051,141
Residential REITs - 4.1%
American Campus Communities, Inc.	55,473	2,482,417
Equity Residential (SBI)	42,200	2,872,554
Essex Property Trust, Inc.	4,300	947,935
UDR, Inc.	59,400	2,074,248
		8,377,154
Specialized REITs - 6.8%
American Tower Corp.	69,500	7,289,160
Outfront Media, Inc.	76,830	1,666,443
Public Storage	19,950	4,883,960
		13,839,563

TOTAL REAL ESTATE INVESTMENT TRUSTS		39,464,762

Real Estate Management & Development - 1.3%
Real Estate Services - 1.3%
Realogy Holdings Corp. (a)	73,600	2,630,464
Thrifts & Mortgage Finance - 0.6%
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)	105,000	759,150
Radian Group, Inc.	32,200	411,838
		1,170,988
Trading Companies & Distributors - 0.8%
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	42,800	1,712,428
TOTAL COMMON STOCKS
(Cost $193,987,486)		192,297,284

Money Market Funds - 5.5%
Fidelity Cash Central Fund, 0.38% (c)	10,390,768	10,390,768
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	873,175	873,175
TOTAL MONEY MARKET FUNDS
(Cost $11,263,943)		11,263,943
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $205,251,429)		203,561,227
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57,812)
NET ASSETS - 100%		$203,503,415

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,165
Fidelity Securities Lending Cash Central Fund	2,058
Total	$24,223

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $205,710,071. Net unrealized depreciation aggregated $2,148,844, of which $9,904,118 related to appreciated investment securities and $12,052,962 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Consumer Discretionary Fund

April 30, 2016

AFCI-QTLY-0616
1.800322.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Auto Components - 3.0%
Auto Parts & Equipment - 3.0%
Delphi Automotive PLC	24,884	$1,832,209
Tenneco, Inc. (a)	107,400	5,724,420
Visteon Corp.	33,100	2,637,077
		10,193,706
Automobiles - 0.2%
Automobile Manufacturers - 0.2%
Ferrari NV	16,700	765,695
Beverages - 1.8%
Distillers & Vintners - 0.7%
Constellation Brands, Inc. Class A (sub. vtg.)	16,027	2,501,174
Soft Drinks - 1.1%
Monster Beverage Corp.	25,249	3,641,411

TOTAL BEVERAGES		6,142,585

Commercial Services & Supplies - 0.1%
Diversified Support Services - 0.1%
KAR Auction Services, Inc.	6,300	236,880
Food & Staples Retailing - 0.7%
Hypermarkets & Super Centers - 0.7%
Costco Wholesale Corp.	16,760	2,482,659
Hotels, Restaurants & Leisure - 14.8%
Casinos & Gaming - 1.7%
Las Vegas Sands Corp.	131,080	5,918,262
Hotels, Resorts & Cruise Lines - 3.8%
Accor SA (b)	57,109	2,529,715
Hilton Worldwide Holdings, Inc.	474,700	10,467,135
		12,996,850
Leisure Facilities - 1.6%
Vail Resorts, Inc.	40,800	5,289,312
Restaurants - 7.7%
Buffalo Wild Wings, Inc. (a)	9,400	1,256,404
Del Frisco's Restaurant Group, Inc. (a)	40,500	645,165
Domino's Pizza, Inc.	18,000	2,175,840
McDonald's Corp.	43,300	5,477,017
Starbucks Corp.	293,276	16,490,909
		26,045,335

TOTAL HOTELS, RESTAURANTS & LEISURE		50,249,759

Household Durables - 1.8%
Home Furnishings - 0.4%
Tempur Sealy International, Inc. (a)	21,259	1,289,784
Household Appliances - 1.4%
Techtronic Industries Co. Ltd.	1,333,500	4,998,851

TOTAL HOUSEHOLD DURABLES		6,288,635

Household Products - 2.0%
Household Products - 2.0%
Spectrum Brands Holdings, Inc.	59,710	6,783,056
Internet & Catalog Retail - 14.3%
Internet Retail - 14.3%
Amazon.com, Inc. (a)	62,780	41,409,058
Netflix, Inc. (a)	26,300	2,367,789
Ocado Group PLC (a)(b)	1,115,940	4,819,923
		48,596,770
Leisure Products - 0.7%
Leisure Products - 0.7%
Mattel, Inc.	73,200	2,275,788
Media - 23.0%
Advertising - 2.4%
Interpublic Group of Companies, Inc.	355,000	8,143,700
Broadcasting - 1.0%
ITV PLC	1,106,453	3,640,794
Cable & Satellite - 10.3%
Charter Communications, Inc. Class A (a)(b)	110,620	23,477,989
Comcast Corp. Class A	126,900	7,710,444
Naspers Ltd. Class N	28,470	3,906,371
		35,094,804
Movies & Entertainment - 9.3%
The Walt Disney Co.	265,506	27,416,150
Time Warner, Inc.	56,100	4,215,354
		31,631,504

TOTAL MEDIA		78,510,802

Multiline Retail - 0.9%
General Merchandise Stores - 0.9%
B&M European Value Retail S.A.	797,628	3,232,970
Software - 0.5%
Application Software - 0.5%
Mobileye NV (a)(b)	43,400	1,655,710
Specialty Retail - 24.9%
Apparel Retail - 10.7%
Inditex SA	64,069	2,056,710
L Brands, Inc.	186,700	14,616,743
Ross Stores, Inc.	263,220	14,945,632
TJX Companies, Inc.	61,508	4,663,537
Zumiez, Inc. (a)	7,400	124,172
		36,406,794
Automotive Retail - 4.7%
AutoZone, Inc. (a)	15,020	11,493,755
O'Reilly Automotive, Inc. (a)	17,700	4,649,436
		16,143,191
Home Improvement Retail - 9.2%
Home Depot, Inc.	234,260	31,365,071
Specialty Stores - 0.3%
Sally Beauty Holdings, Inc. (a)	22,000	690,800
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	600	124,968
		815,768

TOTAL SPECIALTY RETAIL		84,730,824

Textiles, Apparel & Luxury Goods - 8.2%
Apparel, Accessories & Luxury Goods - 3.6%
G-III Apparel Group Ltd. (a)	65,280	2,953,920
Regina Miracle International Holdings Ltd. (a)	157,635	239,184
VF Corp.	143,780	9,065,329
		12,258,433
Footwear - 4.6%
NIKE, Inc. Class B	268,434	15,821,500

TOTAL TEXTILES, APPAREL & LUXURY GOODS		28,079,933

TOTAL COMMON STOCKS
(Cost $294,746,426)		330,225,772

Money Market Funds - 11.2%
Fidelity Cash Central Fund, 0.38% (c)	11,622,327	11,622,327
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	26,487,632	26,487,632
TOTAL MONEY MARKET FUNDS
(Cost $38,109,959)		38,109,959
TOTAL INVESTMENT PORTFOLIO - 108.1%
(Cost $332,856,385)		368,335,731
NET OTHER ASSETS (LIABILITIES) - (8.1)%		(27,635,023)
NET ASSETS - 100%		$340,700,708

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,159
Fidelity Securities Lending Cash Central Fund	221,069
Total	$245,228

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$330,225,772	$324,987,737	$5,238,035	$--
Money Market Funds	38,109,959	38,109,959	--	--
Total Investments in Securities:	$368,335,731	$363,097,696	$5,238,035	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $333,442,144. Net unrealized appreciation aggregated $34,893,587, of which $46,257,455 related to appreciated investment securities and $11,363,868 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Electronics Fund

April 30, 2016

AFEL-QTLY-0616
1.800325.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Biotechnology - 0.0%
Biotechnology - 0.0%
Arrowhead Pharmaceuticals, Inc. warrants 5/21/17 (a)	64,879	$1
Commercial Services & Supplies - 0.6%
Office Services & Supplies - 0.6%
West Corp.	18,800	402,884
Communications Equipment - 0.2%
Communications Equipment - 0.2%
Ciena Corp. (a)	9,900	166,617
Diversified Financial Services - 8.2%
Other Diversified Financial Services - 8.2%
Broadcom Ltd.	41,800	6,092,350
Electronic Equipment & Components - 5.7%
Electronic Equipment & Instruments - 0.4%
Keysight Technologies, Inc. (a)	11,400	297,312
Electronic Manufacturing Services - 5.3%
Benchmark Electronics, Inc. (a)	3,600	69,912
Jabil Circuit, Inc.	138,476	2,403,943
TTM Technologies, Inc. (a)	220,324	1,436,512
		3,910,367

TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		4,207,679

Internet Software & Services - 0.4%
Internet Software & Services - 0.4%
Rackspace Hosting, Inc. (a)	13,000	297,310
IT Services - 0.1%
Data Processing & Outsourced Services - 0.1%
EVERTEC, Inc.	6,200	83,514
Semiconductors & Semiconductor Equipment - 76.2%
Semiconductor Equipment - 8.1%
Amkor Technology, Inc. (a)	41,800	238,678
Applied Materials, Inc.	118,600	2,427,742
Lam Research Corp.	36,481	2,787,148
PDF Solutions, Inc. (a)	14,100	189,645
SunEdison Semiconductor Ltd. (a)	32,900	189,175
Xcerra Corp. (a)	19,400	114,460
		5,946,848
Semiconductors - 68.1%
Advanced Micro Devices, Inc. (a)(b)	43,200	153,360
ams AG	7,580	200,305
Analog Devices, Inc.	14,928	840,745
Applied Micro Circuits Corp. (a)	39,137	244,215
Cavium, Inc. (a)	19,000	938,030
Cree, Inc. (a)	9,900	242,649
Diodes, Inc. (a)	32,400	603,288
Exar Corp. (a)	5,000	30,500
Infineon Technologies AG	8,800	125,555
Integrated Device Technology, Inc. (a)	500	9,640
Intel Corp.	363,278	11,000,057
Intersil Corp. Class A	152,637	1,784,327
Lattice Semiconductor Corp. (a)	37,400	208,318
Marvell Technology Group Ltd.	173,900	1,735,522
Maxim Integrated Products, Inc.	91,922	3,283,454
Microchip Technology, Inc. (b)	36,200	1,758,958
Micron Technology, Inc. (a)	190,012	2,042,629
NVIDIA Corp.	31,323	1,112,906
NXP Semiconductors NV (a)	35,591	3,035,200
ON Semiconductor Corp. (a)	371,700	3,519,999
Qorvo, Inc. (a)	46,600	2,098,398
Qualcomm, Inc.	193,626	9,781,986
Semtech Corp. (a)	93,422	2,021,652
Skyworks Solutions, Inc.	38,200	2,552,524
Xilinx, Inc.	24,000	1,033,920
		50,358,137

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		56,304,985

Technology Hardware, Storage & Peripherals - 4.5%
Technology Hardware, Storage & Peripherals - 4.5%
Lenovo Group Ltd.	300,000	237,328
Nimble Storage, Inc. (a)(b)	49,100	362,358
Seagate Technology LLC	58,200	1,267,014
Western Digital Corp.	36,100	1,475,227
		3,341,927
TOTAL COMMON STOCKS
(Cost $71,611,733)		70,897,267
	Principal Amount	Value

Nonconvertible Bonds - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Semiconductors - 0.4%
Advanced Micro Devices, Inc.:
7% 7/1/24	215,000	161,788
7.75% 8/1/20	130,000	105,300
TOTAL NONCONVERTIBLE BONDS
(Cost $293,872)		267,088
	Shares	Value

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 0.38% (c)	2,925,839	2,925,839
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	556,150	556,150
TOTAL MONEY MARKET FUNDS
(Cost $3,481,989)		3,481,989
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $75,387,594)		74,646,344
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(703,977)
NET ASSETS - 100%		$73,942,367

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,490
Fidelity Securities Lending Cash Central Fund	18,816
Total	$22,306

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$70,897,267	$70,659,938	$237,329	$--
Nonconvertible Bonds	267,088	--	267,088	--
Money Market Funds	3,481,989	3,481,989	--	--
Total Investments in Securities:	$74,646,344	$74,141,927	$504,417	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $77,702,737. Net unrealized depreciation aggregated $3,056,393, of which $4,295,841 related to appreciated investment securities and $7,352,234 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Real Estate Fund

April 30, 2016

ARE-QTLY-0616
1.800329.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Hotels, Restaurants & Leisure - 1.0%
Hotels, Resorts & Cruise Lines - 1.0%
Hilton Worldwide Holdings, Inc.	439,500	$9,690,975
Real Estate Investment Trusts - 97.5%
REITs - Apartments - 17.3%
AvalonBay Communities, Inc.	164,540	29,089,027
Equity Residential (SBI)	408,509	27,807,208
Essex Property Trust, Inc.	171,347	37,773,446
Mid-America Apartment Communities, Inc.	340,300	32,570,113
UDR, Inc.	1,104,000	38,551,680
		165,791,474
REITs - Diversified - 5.0%
Cousins Properties, Inc.	618,943	6,406,060
DuPont Fabros Technology, Inc.	292,900	11,663,278
Forest City Realty Trust, Inc.	892,767	18,551,698
Liberty Property Trust (SBI)	219,500	7,660,550
Vornado Realty Trust	39,783	3,808,427
		48,090,013
REITs - Health Care - 11.0%
Healthcare Realty Trust, Inc.	826,600	25,029,448
Healthcare Trust of America, Inc.	23,500	678,915
Sabra Health Care REIT, Inc.	504,800	10,646,232
Ventas, Inc.	809,405	50,280,239
Welltower, Inc.	263,019	18,258,779
		104,893,613
REITs - Hotels - 4.3%
Ashford Hospitality Prime, Inc.	311,400	3,484,566
Chesapeake Lodging Trust	99,100	2,440,833
FelCor Lodging Trust, Inc.	2,294,689	16,429,973
Host Hotels & Resorts, Inc.	1,153,534	18,248,908
		40,604,280
REITs - Management/Investment - 3.2%
Coresite Realty Corp.	139,200	10,430,256
Empire State Realty Trust, Inc.	1,104,600	20,446,146
		30,876,402
REITs - Manufactured Homes - 1.9%
Equity Lifestyle Properties, Inc.	73,600	5,040,864
Sun Communities, Inc.	193,222	13,113,977
		18,154,841
REITs - Office Property - 15.0%
Alexandria Real Estate Equities, Inc.	101,133	9,400,312
Boston Properties, Inc.	434,647	56,008,612
Douglas Emmett, Inc.	105,400	3,420,230
Mack-Cali Realty Corp.	1,420,100	36,297,756
New York (REIT), Inc.	248,400	2,441,772
Parkway Properties, Inc.	650,300	10,697,435
SL Green Realty Corp.	151,065	15,873,910
VEREIT, Inc.	1,078,300	9,575,304
		143,715,331
REITs - Regional Malls - 16.0%
General Growth Properties, Inc.	655,900	18,384,877
Pennsylvania Real Estate Investment Trust (SBI)	202,000	4,633,880
Simon Property Group, Inc.	565,850	113,832,042
Taubman Centers, Inc.	90,300	6,271,335
The Macerich Co.	124,300	9,456,744
		152,578,878
REITs - Shopping Centers - 9.4%
Acadia Realty Trust (SBI)	8,100	272,970
Brixmor Property Group, Inc.	220,100	5,557,525
Cedar Shopping Centers, Inc.	1,411,243	9,765,802
Federal Realty Investment Trust (SBI)	204,802	31,146,288
Kite Realty Group Trust	247,332	6,734,850
Ramco-Gershenson Properties Trust (SBI)	494,122	8,750,901
Urban Edge Properties	1,075,241	27,891,752
		90,120,088
REITs - Storage - 9.5%
Extra Space Storage, Inc.	520,900	44,250,455
Public Storage	189,850	46,477,179
		90,727,634
REITs - Warehouse/Industrial - 4.8%
DCT Industrial Trust, Inc.	718,250	28,995,753
Prologis, Inc.	238,577	10,833,782
Terreno Realty Corp.	265,400	6,043,158
		45,872,693
Specialized REITs - 0.1%
Gaming & Leisure Properties	14,700	482,013

TOTAL REAL ESTATE INVESTMENT TRUSTS		931,907,260

TOTAL COMMON STOCKS
(Cost $721,231,235)		941,598,235

Money Market Funds - 1.8%
Fidelity Cash Central Fund, 0.38% (a)
(Cost $17,427,510)	17,427,510	17,427,510
TOTAL INVESTMENT PORTFOLIO - 100.3%
(Cost $738,658,745)		959,025,745
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(3,121,167)
NET ASSETS - 100%		$955,904,578

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,613
Fidelity Securities Lending Cash Central Fund	133
Total	$35,746

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $742,352,164. Net unrealized appreciation aggregated $216,673,581, of which $232,071,843 related to appreciated investment securities and $15,398,262 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Energy Fund

April 30, 2016

ANR-QTLY-0616
1.800328.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Chemicals - 0.7%
Commodity Chemicals - 0.7%
LyondellBasell Industries NV Class A	75,400	$6,233,318
Energy Equipment & Services - 18.0%
Oil & Gas Drilling - 1.4%
Nabors Industries Ltd.	974,200	9,547,160
Odfjell Drilling A/S (a)	567,856	382,245
Transocean Partners LLC	44,200	522,444
Trinidad Drilling Ltd.	279,200	540,732
Xtreme Drilling & Coil Services Corp. (a)	813,202	1,574,943
		12,567,524
Oil & Gas Equipment & Services - 16.6%
Baker Hughes, Inc.	604,700	29,243,292
Bristow Group, Inc.	27,500	630,300
Dril-Quip, Inc. (a)	141,191	9,152,001
Exterran Corp. (a)	51,700	791,010
Frank's International NV	627,400	10,446,210
Newpark Resources, Inc. (a)	375,100	1,751,717
Oceaneering International, Inc.	216,273	7,926,405
RigNet, Inc. (a)	90,000	1,539,000
Schlumberger Ltd.	978,418	78,606,103
Superior Energy Services, Inc.	120,700	2,035,002
Tesco Corp.	214,800	2,032,008
Total Energy Services, Inc.	38,900	408,935
Weatherford International Ltd. (a)	543,100	4,415,403
		148,977,386

TOTAL ENERGY EQUIPMENT & SERVICES		161,544,910

Independent Power and Renewable Electricity Producers - 0.8%
Renewable Electricity - 0.8%
NextEra Energy Partners LP	241,300	6,971,157
Metals & Mining - 0.1%
Diversified Metals & Mining - 0.1%
Hi-Crush Partners LP	144,303	1,010,121
Oil, Gas & Consumable Fuels - 78.3%
Coal & Consumable Fuels - 0.3%
CONSOL Energy, Inc. (b)	179,000	2,693,950
Integrated Oil & Gas - 5.8%
Cenovus Energy, Inc.	58,000	919,439
Chevron Corp.	281,809	28,795,244
Exxon Mobil Corp.	207,361	18,330,712
Occidental Petroleum Corp.	49,600	3,801,840
		51,847,235
Oil & Gas Exploration & Production - 60.2%
Anadarko Petroleum Corp.	765,883	40,407,987
Apache Corp.	392,500	21,352,000
ARC Resources Ltd. (b)	58,100	980,296
Bankers Petroleum Ltd. (a)	314,900	476,855
Bill Barrett Corp. (a)	55,400	440,984
Black Stone Minerals LP	111,591	1,868,033
Cabot Oil & Gas Corp.	261,900	6,128,460
California Resources Corp.	892,387	1,963,251
Callon Petroleum Co. (a)	380,700	4,001,157
Carrizo Oil & Gas, Inc. (a)	407,600	14,416,812
Cimarex Energy Co.	259,647	28,270,365
Concho Resources, Inc. (a)	151,500	17,599,755
ConocoPhillips Co.	489,300	23,383,647
Continental Resources, Inc. (a)(b)	296,000	11,028,960
Denbury Resources, Inc. (b)	458,400	1,769,424
Devon Energy Corp.	343,700	11,919,516
Diamondback Energy, Inc.	345,700	29,930,706
EOG Resources, Inc.	717,786	59,303,479
Evolution Petroleum Corp.	42,495	235,422
Gran Tierra Energy, Inc. (Canada) (a)	343,300	1,012,362
Gulfport Energy Corp. (a)	102,500	3,208,250
Hess Corp.	554,100	33,035,442
Jones Energy, Inc. (a)	31,300	150,240
Laredo Petroleum, Inc. (a)(b)	40,800	496,944
Marathon Oil Corp.	1,101,400	15,518,726
Matador Resources Co. (a)	19,600	422,380
Memorial Resource Development Corp. (a)	490,200	6,411,816
Murphy Oil Corp.	117,600	4,203,024
Newfield Exploration Co. (a)	962,100	34,876,125
Noble Energy, Inc.	1,225,808	44,263,927
Oasis Petroleum, Inc. (a)(b)	292,900	2,838,201
Parsley Energy, Inc. Class A (a)	466,900	10,934,798
PDC Energy, Inc. (a)(b)	369,988	23,231,547
Pioneer Natural Resources Co.	97,616	16,214,018
QEP Resources, Inc.	327,800	5,877,454
Range Resources Corp. (b)	46,100	2,033,471
Rice Energy, Inc. (a)	523,700	9,065,247
Ring Energy, Inc. (a)	265,432	1,911,110
RSP Permian, Inc. (a)	233,200	7,138,252
Sanchez Energy Corp. (a)	112,300	1,009,577
Seven Generations Energy Ltd. (a)	450,500	7,935,004
SM Energy Co.	544,900	16,979,084
Southwestern Energy Co. (a)	120,300	1,615,629
TAG Oil Ltd. (a)	342,200	231,824
Whiting Petroleum Corp. (a)	1,150,600	13,807,200
		539,898,761
Oil & Gas Refining & Marketing - 3.9%
Keyera Corp. (b)	115,300	3,713,456
Valero Energy Corp.	483,426	28,459,289
World Fuel Services Corp.	69,433	3,244,604
		35,417,349
Oil & Gas Storage & Transport - 8.1%
Cheniere Energy Partners LP Holdings LLC	190,100	3,703,148
Cheniere Energy, Inc. (a)	339,800	13,211,424
DCP Midstream Partners LP	78,600	2,567,862
Enterprise Products Partners LP	286,200	7,638,678
Gener8 Maritime, Inc. (a)	79,800	576,954
Golar LNG Ltd. (b)	167,300	2,773,834
Kinder Morgan, Inc.	1,183,900	21,026,064
Magellan Midstream Partners LP	44,134	3,180,737
Rice Midstream Partners LP	117,300	1,955,391
Shell Midstream Partners LP	81,800	3,089,586
Targa Resources Corp. (b)	201,200	8,140,552
Teekay LNG Partners LP	23,000	316,020
The Williams Companies, Inc.	139,800	2,710,722
Williams Partners LP	63,200	1,910,536
		72,801,508

TOTAL OIL, GAS & CONSUMABLE FUELS		702,658,803

Semiconductors & Semiconductor Equipment - 0.8%
Semiconductor Equipment - 0.8%
SolarEdge Technologies, Inc. (a)	265,100	7,102,029
TOTAL COMMON STOCKS
(Cost $813,747,655)		885,520,338

Money Market Funds - 4.9%
Fidelity Cash Central Fund, 0.38% (c)	11,913,674	11,913,674
Fidelity Securities Lending Cash Central Fund, 0.42% (c)(d)	31,839,985	31,839,985
TOTAL MONEY MARKET FUNDS
(Cost $43,753,659)		43,753,659
TOTAL INVESTMENT PORTFOLIO - 103.6%
(Cost $857,501,314)		929,273,997
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(32,203,979)
NET ASSETS - 100%		$897,070,018

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,975
Fidelity Securities Lending Cash Central Fund	67,117
Total	$89,092

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo)Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $886,841,353. Net unrealized appreciation aggregated $42,432,644, of which $116,795,949 related to appreciated investment securities and $74,363,305 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Health Care Fund

April 30, 2016

AFHC-QTLY-0616
1.800327.112

Investments April 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
Biotechnology - 27.7%
Biotechnology - 27.7%
AbbVie, Inc.	665,100	$40,571,100
Ablynx NV (a)	659,208	9,959,931
Acceleron Pharma, Inc. (a)	142,448	4,266,318
Acorda Therapeutics, Inc. (a)	425,500	10,999,175
Actelion Ltd.	90,000	14,541,853
Advanced Accelerator Applications SA sponsored ADR	59,900	2,067,149
Advaxis, Inc. (a)(b)	557,000	4,311,180
Alexion Pharmaceuticals, Inc. (a)	441,100	61,436,408
Alnylam Pharmaceuticals, Inc. (a)	159,655	10,703,271
AMAG Pharmaceuticals, Inc. (a)(b)	175,915	4,665,266
Amgen, Inc.	1,051,800	166,499,940
Amicus Therapeutics, Inc. (a)(b)	870,000	6,498,900
Anacor Pharmaceuticals, Inc. (a)(b)	344,537	21,616,251
Arena Pharmaceuticals, Inc. (a)	2,625,396	4,515,681
Array BioPharma, Inc. (a)	1,333,700	4,254,503
Ascendis Pharma A/S sponsored ADR (a)(b)	400,000	6,748,000
BeiGene Ltd. ADR	63,059	1,750,518
Biogen, Inc. (a)	143,784	39,539,162
BioMarin Pharmaceutical, Inc. (a)	175,500	14,861,340
bluebird bio, Inc. (a)	45,120	2,001,072
Blueprint Medicines Corp.	205,000	3,111,900
Celgene Corp. (a)	201,908	20,879,306
Cellectis SA sponsored ADR (a)	220,700	6,005,247
Curis, Inc. (a)	1,519,300	3,038,600
CytomX Therapeutics, Inc. (a)	145,600	1,881,152
Galapagos Genomics NV sponsored ADR	142,500	6,456,675
Gilead Sciences, Inc.	455,662	40,193,945
Heron Therapeutics, Inc. (a)	163,315	3,501,474
Incyte Corp. (a)	76,300	5,514,201
Insmed, Inc. (a)	902,998	10,971,426
Intercept Pharmaceuticals, Inc. (a)	53,621	8,082,830
Mirati Therapeutics, Inc. (a)	274,000	5,677,280
Neurocrine Biosciences, Inc. (a)	280,000	12,762,400
ProNai Therapeutics, Inc. (a)	97,200	544,320
Puma Biotechnology, Inc. (a)(b)	400,000	12,276,000
Regeneron Pharmaceuticals, Inc. (a)	98,400	37,068,264
Spark Therapeutics, Inc. (a)	133,942	4,807,178
TESARO, Inc. (a)	314,200	13,020,448
Trevena, Inc. (a)	1,000,000	7,790,000
Ultragenyx Pharmaceutical, Inc. (a)	209,440	14,162,333
United Therapeutics Corp. (a)	43,700	4,597,240
Vertex Pharmaceuticals, Inc. (a)	875,700	73,856,538
Xencor, Inc. (a)	330,000	4,042,500
		732,048,275
Capital Markets - 0.3%
Asset Management & Custody Banks - 0.3%
RPI International Holdings LP (c)	61,683	8,276,625
Diversified Consumer Services - 0.2%
Specialized Consumer Services - 0.2%
Carriage Services, Inc.	215,735	5,270,406
Health Care Equipment & Supplies - 25.5%
Health Care Equipment - 22.8%
Atricure, Inc. (a)	600,000	9,540,000
Boston Scientific Corp. (a)	6,439,800	141,160,416
Edwards Lifesciences Corp. (a)	350,400	37,215,984
HeartWare International, Inc. (a)	264,500	8,823,720
Integra LifeSciences Holdings Corp. (a)	244,600	17,322,572
Intuitive Surgical, Inc. (a)	70,000	43,845,200
Invuity, Inc.	517,800	3,521,040
Medtronic PLC	3,188,700	252,385,603
Neovasc, Inc. (a)	1,100,000	3,531,000
Nevro Corp. (a)(b)	300,000	20,175,000
Novocure Ltd. (a)	185,300	2,390,370
ResMed, Inc.	243,500	13,587,300
Wright Medical Group NV (a)	1,300,000	24,414,000
Zeltiq Aesthetics, Inc. (a)(b)	370,000	11,063,000
Zimmer Biomet Holdings, Inc.	126,800	14,679,636
		603,654,841
Health Care Supplies - 2.7%
ICU Medical, Inc. (a)	99,900	9,924,066
Penumbra, Inc. (a)	200,000	10,900,000
The Cooper Companies, Inc.	237,100	36,295,268
The Spectranetics Corp. (a)(b)	760,000	12,920,000
		70,039,334

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		673,694,175

Health Care Providers & Services - 17.1%
Health Care Distributors & Services - 4.0%
Amplifon SpA	761,295	7,004,277
EBOS Group Ltd.	1,312,664	14,628,419
McKesson Corp.	507,308	85,136,429
		106,769,125
Health Care Facilities - 3.5%
AmSurg Corp. (a)	128,000	10,365,440
Brookdale Senior Living, Inc. (a)	406,070	7,496,052
HCA Holdings, Inc. (a)	351,600	28,345,992
Surgical Care Affiliates, Inc. (a)	387,805	18,750,372
Universal Health Services, Inc. Class B	212,600	28,420,368
		93,378,224
Health Care Services - 1.4%
Adeptus Health, Inc. Class A (a)(b)	150,000	10,218,000
American Renal Associates Holdings, Inc.	218,757	6,151,447
Envision Healthcare Holdings, Inc. (a)	571,304	12,928,610
United Drug PLC (United Kingdom)	800,000	7,153,790
		36,451,847
Managed Health Care - 8.2%
Aetna, Inc.	210,100	23,587,927
Anthem, Inc.	279,800	39,387,446
Cigna Corp.	447,000	61,927,380
Humana, Inc.	65,200	11,544,964
UnitedHealth Group, Inc.	600,000	79,008,000
		215,455,717

TOTAL HEALTH CARE PROVIDERS & SERVICES		452,054,913

Health Care Technology - 2.9%
Health Care Technology - 2.9%
athenahealth, Inc. (a)	245,900	32,778,470
Castlight Health, Inc. (a)	336,800	1,212,480
Connecture, Inc. (a)	489,461	1,130,655
Evolent Health, Inc.	243,600	2,925,636
HealthStream, Inc. (a)	691,590	15,643,766
Medidata Solutions, Inc. (a)	528,000	23,036,640
		76,727,647
Life Sciences Tools & Services - 2.4%
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	1,146,800	46,927,056
Bruker Corp.	386,400	10,935,120
PRA Health Sciences, Inc. (a)	152,500	7,236,125
		65,098,301
Pharmaceuticals - 22.9%
Pharmaceuticals - 22.9%
Allergan PLC (a)	502,300	108,778,088
Amphastar Pharmaceuticals, Inc. (a)	600,000	7,380,000
Astellas Pharma, Inc.	1,012,300	13,648,430
Bristol-Myers Squibb Co.	1,223,600	88,319,448
Catalent, Inc. (a)	599,700	17,709,141
Dechra Pharmaceuticals PLC	600,000	9,696,191
Eisai Co. Ltd.	280,100	17,338,111
Endo International PLC (a)	768,400	20,746,800
GlaxoSmithKline PLC	893,700	19,100,565
Horizon Pharma PLC (a)	948,600	14,579,982
Jazz Pharmaceuticals PLC (a)	163,100	24,579,170
Jiangsu Hengrui Medicine Co. Ltd.	1,430,000	10,310,764
Lee's Pharmaceutical Holdings Ltd.	4,366,536	3,533,140
Merck & Co., Inc.	173,300	9,503,772
Mylan N.V.	216,400	9,026,044
Pfizer, Inc.	913,800	29,890,398
Prestige Brands Holdings, Inc. (a)	230,800	13,104,824
Sanofi SA sponsored ADR	500,000	20,550,000
Sun Pharmaceutical Industries Ltd.	1,000,010	12,213,805
Teva Pharmaceutical Industries Ltd. sponsored ADR	2,276,000	123,928,200
The Medicines Company (a)(b)	300,600	10,698,354
TherapeuticsMD, Inc. (a)(b)	2,050,000	16,912,500
Valeant Pharmaceuticals International, Inc. (Canada) (a)	106,500	3,552,840
		605,100,567
Professional Services - 0.9%
Human Resource & Employment Services - 0.9%
WageWorks, Inc. (a)	440,000	23,698,400
TOTAL COMMON STOCKS
(Cost $2,503,745,911)		2,641,969,309

Convertible Preferred Stocks - 0.1%
Health Care Providers & Services - 0.1%
Health Care Services - 0.1%
1Life Healthcare, Inc. Series G (a)(c)
(Cost $2,121,583)	322,145	2,812,326

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.38% (d)	8,599,247	8,599,247
Fidelity Securities Lending Cash Central Fund, 0.42% (d)(e)	35,723,775	35,723,775
TOTAL MONEY MARKET FUNDS
(Cost $44,323,022)		44,323,022
TOTAL INVESTMENT PORTFOLIO - 101.7%
(Cost $2,550,190,516)		2,689,104,657
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(45,444,734)
NET ASSETS - 100%		$2,643,659,923

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,088,951 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
1Life Healthcare, Inc. Series G	4/10/14	$2,121,583
RPI International Holdings LP	5/21/15 - 3/23/16	$8,207,868

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$108,890
Fidelity Securities Lending Cash Central Fund	288,711
Total	$397,601

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$2,641,969,309	$2,580,072,438	$53,620,246	$8,276,625
Convertible Preferred Stocks	2,812,326	--	--	2,812,326
Money Market Funds	44,323,022	44,323,022	--	--
Total Investments in Securities:	$2,689,104,657	$2,624,395,460	$53,620,246	$11,088,951

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$45,480,783
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At April 30, 2016, the cost of investment securities for income tax purposes was $2,564,590,058. Net unrealized appreciation aggregated $124,514,599, of which $399,497,398 related to appreciated investment securities and $274,982,799 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	June 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2016